Share-Based Payments (Details) - Schedule of Stock Option Activity	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Number of share options under the 2012 Plan [Member]
Schedule of Stock Option Activity [Line Items]
Outstanding Beginning Balance	148,433	148,433
Exercised during the six months ended June 30,
Outstanding Ending Balance	148,433	148,433
thereof vested / exercisable	148,433	148,433
Number of share options under the 2016 Plan [Member]
Schedule of Stock Option Activity [Line Items]
Outstanding Beginning Balance	888,632	888,632
Exercised during the six months ended June 30,
Outstanding Ending Balance	888,632	888,632
thereof vested / exercisable	888,632	888,632
Number of share options under the LTIP [Member]
Schedule of Stock Option Activity [Line Items]
Outstanding Beginning Balance	6,584,946	4,985,523
Granted during the six months ended June 30,	2,275,000	1,567,250
Exercised during the six months ended June 30,		(105,327)
Forfeited during the six months ended June 30,	(7,000)
Outstanding Ending Balance	8,852,946	6,447,446
thereof vested / exercisable	6,588,696	4,788,759